CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Principal amount	$ 260,000	$ 100,000
Less: unamortized debt discount	(235,781)	(7,083)
Convertible note payable, net	$ 24,219	$ 92,917